Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,756,530
Proposed Maximum Offering Price per Unit	75.17
Maximum Aggregate Offering Price	$ 432,718,360.1
Fee Rate	0.01531%
Amount of Registration Fee	$ 66,249.18
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”), of CoStar Group, Inc. (the “Company”) that may become issuable under the Matterport, Inc. Amended and Restated 2011 Stock Incentive Plan (the “2011 Plan”) and the Matterport, Inc. 2021 Incentive Award Plan (the “2021 Plan” and, together with the 2011 Plan, the “Plans”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. To the extent that (i) any outstanding awards under the Plans are forfeited, cancelled or expire for any reason before being exercised or settled in full, or are reacquired by the Company pursuant to a forfeiture provision, repurchase right or for any other reason, or (ii) shares subject to awards are delivered to the Company to satisfy an exercise price or to tax withholding obligation, such shares of common stock will be available for issuance under the Plans.

(2)
Represents (A) an aggregate of 1,700,746 shares of Common Stock reserved for issuance under the Plans, (B) an aggregate of 2,256,544 additional shares of Common Stock underlying outstanding restricted stock units under the Plans and assumed by the Company and (C) an aggregate of 1,799,240 additional shares of Common Stock underlying outstanding options under the Plans and assumed by the Company.

(3)
Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, and based upon the average of the high and low prices of the Company’s shares of Common Stock as reported on Nasdaq on February 27, 2025.